SUMMARY OF FINANCIAL ASSETS AND LIABILITIES BY LEVEL WITHIN THE FAIR VALUE HIERARCHY (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities at amortised cost, category [member] | Contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	$ 3,714,000	$ 36,488,594
Financial assets at amortised cost, category [member] | Cash and restricted cash [member]
IfrsStatementLineItems [Line Items]
Financial assets	1,325,779	16,829,385
Level 1 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member] | Contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Level 1 of fair value hierarchy [member] | Financial assets at amortised cost, category [member] | Cash and restricted cash [member]
IfrsStatementLineItems [Line Items]
Financial assets	1,325,779	16,829,385
Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member] | Contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Level 2 of fair value hierarchy [member] | Financial assets at amortised cost, category [member] | Cash and restricted cash [member]
IfrsStatementLineItems [Line Items]
Financial assets
Level 3 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member] | Contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	3,714,000	36,488,594
Level 3 of fair value hierarchy [member] | Financial assets at amortised cost, category [member] | Cash and restricted cash [member]
IfrsStatementLineItems [Line Items]
Financial assets